FINANCIAL ASSETS AT AMORTISED COST	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets At Amortised Cost Explanatory [Abstract]
Disclosure of Financial Assets at Amortised Cost Explanatory [text block]

16    Financial assets at amortised cost

1) The Group

A. Loans and advances to customers

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					467,750
Adjustment on adoption of IFRS 9 (note 50)					(3,578)
At 1 January 2018	403,881	37,245	5,073	17,973	464,172
Exchange and other movements	787	(12)	65	–	840
Additions (repayments)	28,156	(2,128)	(1,746)	(2,609)	21,673
Transfers to Stage 1	19,521	(19,498)	(23)		–
Transfers to Stage 2	(15,736)	15,989	(253)		–
Transfers to Stage 3	(1,971)	(2,220)	4,191		–
	1,814	(5,729)	3,915		–
Recoveries	–	–	552	27	579
Disposal of businesses	(13,670)	(4,068)	(884)	–	(18,622)
Financial assets that have been written off during the year			(1,578)	–	(1,578)
At 31 December 2018	420,968	25,308	5,397	15,391	467,064
Allowance for impairment losses	(518)	(992)	(1,432)	(78)	(3,020)
Total loans and advances to customers	420,450	24,316	3,965	15,313	464,044

Stage 2 balances show a large reduction in the year largely as a result of the refinements to the transfer criteria approach in mortgages. There is also a reduction from the disposal of the Irish mortgage portfolio and the transfer of assets to Lloyds Bank Corporate Markets plc together with improvements in credit quality.

B. Loans and advances to banks

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					4,274
Adjustment on adoption of IFRS 9 (note 50)					(90)
At 1 January 2018	4,182	2	–	–	4,184
Exchange and other movements	58	–	–	–	58
Additions (repayments)	1,503	–	–	–	1,503
Disposal of businesses	(2,052)	–	–	–	(2,052)
At 31 December 2018	3,691	2	–	–	3,693
Allowance for impairment losses	(1)	–	–	–	(1)
Total loans and advances to banks	3,690	2	–	–	3,692

C. Debt securities

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2017					3,637
Adjustment on adoption of IFRS 9 (note 50)					(329)
At 1 January 2018	3,305	–	3	–	3,308
Exchange and other movements	(103)	–	–	–	(103)
Additions (repayments)	1,897	–	–	–	1,897
Financial assets that have been written off during the year	–	–	(1)	–	(1)
Disposal of businesses	(4)	–	–	–	(4)
At 31 December 2018	5,095	–	2	–	5,097
Allowance for impairment losses	–	–	(2)	–	(2)
Total debt securities	5,095	–	–	–	5,095
Due from fellow Lloyds Banking Group undertakings	1,878	–	–	–	1,878
Total financial assets at amortised cost	431,113	24,318	3,965	15,313	474,709

Transfers of assets between stages are deemed to take place at the start of the year. All other movements in the value of the asset are deemed to take place within the Stage under which that asset is reported at the end of the year.

2) The Bank

A. Loans and advances to customers

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2017				171,915
Adjustment on adoption of IFRS 9 (note 50)				(226)
At 1 January 2018	156,827	12,150	2,712	171,689
Exchange and other movements	679	–	–	679
Additions (repayments)	15,676	(1,159)	(900)	13,617
Transfers to Stage 1[1]	7,763	(7,751)	(12)	–
Transfers to Stage 2	(8,239)	8,458	(219)	–
Transfers to Stage 3	(1,103)	(678)	1,781	–
	(1,579)	29	1,550	–
Recoveries			197	197
Disposal of businesses	(11,224)	(14)	(290)	(11,528)
Financial assets that have been written off during the year			(805)	(805)
At 31 December 2018	160,379	11,006	2,464	173,849
Allowance for impairment losses	(209)	(502)	(823)	(1,534)
Total loans and advances to customers	160,170	10,504	1,641	172,315

1	Includes the effect of the change in transfer criteria approach for mortgages.

B. Loans and advances to banks

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2017				3,611
Adjustment on adoption of IFRS 9 (note 50)				(85)
At 1 January 2018	3,526	–	–	3,526
Exchange and other movements	48	–	–	48
Additions (repayments)	1,569	–	–	1,569
Disposal of businesses	(1,989)	–	–	(1,989)
At 31 December 2018	3,154	–	–	3,154
Allowance for impairment losses	(1)	–	–	(1)
Total loans and advances to banks	3,153	–	–	3,153

C. Debt securities

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total £m
At 31 December 2017				3,182
Adjustment on adoption of IFRS 9 (note 50)				–
At 1 January 2018	3,182	–	–	3,182
Exchange and other movements	(251)	–	–	(251)
Additions (repayments)	2,029	–	–	2,029
At 31 December 2018	4,960	–	–	4,960
Allowance for impairment losses	–	–	–	–
Total debt securities	4,960	–	–	4,960
Due from fellow Lloyds Banking Group undertakings	153,585	–	–	153,585
Total financial assets at amortised cost	321,868	10,504	1,641	334,013

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at 31 December, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable.

Net increase and decrease in balances comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.

At 31 December 2018 £377,152 million (2017: £385,394 million) of loans and advances to customers of the Group and £109,015 million (2017: £116,630 million) of the Bank had a contractual residual maturity of greater than one year.

For amounts included above which are subject to reverse repurchase agreements see note 44.